Unaudited Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares Subject to Possible Redemption
Subject to possible redemption	81,520	81,520
Subject to possible redemption per share (in Dollars per share)	$ 11.8	$ 11.64
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued
Ordinary shares, shares outstanding
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	6,325,000	6,325,000
Ordinary shares, shares outstanding	6,325,000	6,325,000